As Filed with the U.S. Securities and Exchange Commission on April 13, 2012
1933 Act File No. 33-39242
1940 Act File No. 811-6247

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 55 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 55 ☒
(Check appropriate box or boxes.)
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American Century World Mutual Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 13th day of April, 2012.

American Century World Mutual Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	April 13, 2012

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	April 13, 2012

* _________________________________ Barry Fink	Director	April 13, 2012

* _________________________________ Thomas A. Brown	Director	April 13, 2012

* _________________________________ Andrea C. Hall, Ph.D.	Director	April 13, 2012

* _________________________________ Jan M. Lewis	Director	April 13, 2012

* _________________________________ James A. Olson	Director	April 13, 2012

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	April 13, 2012

* _________________________________ M. Jeannine Strandjord	Director	April 13, 2012

* _________________________________ John R. Whitten	Director	April 13, 2012

* _________________________________ Stephen E. Yates	Director	April 13, 2012

*By: /s/ Daniel K. Richardson Daniel K. Richardson Attorney in Fact (pursuant to Power of Attorney effective March 15, 2012)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document